Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Common Stock
7.	Common Stock

As of September 30, 2018 and December 31, 2017, the Company had reserved 2,738,039 shares and 2,187,252 shares of common stock, respectively, for the exercise of outstanding stock options, the number of shares remaining available for grant under the Company’s 2017 Equity Incentive Plan and 2017 Employee Stock Purchase Plan and the exercise of outstanding warrants to purchase shares of common stock.

12.	Common Stock

As of December 31, 2017 and 2016, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 200,000,000 shares and 10,000,000 shares, respectively, of $0.001 par value common stock. As of December 31, 2016, the voting, dividend and liquidation rights of the holders of the Company’s common stock were subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock set forth above. As of December 31, 2017, there were no holders of the Preferred Stock set forth above.

As of December 31, 2017, each share of common stock entitles the holder to one vote on all matters submitted to the stockholders for a vote. The holders of common stock are entitled to remove directors of the Company for cause by vote of at least 75% of the votes that all of the Company’s stockholders would be entitled to cast in an annual election of the directors. In addition, the Company’s bylaws establish an advance notice procedure for stockholder proposals to be brought before an annual meeting of stockholders, including proposed nominations of candidates for election to the Company’s board of directors. Stockholders at an annual meeting may only consider proposals or nominations specified in the notice of meeting or brought before the meeting by or at the direction of the Company’s board of directors, or by a stockholder of record on the record date for the meeting who is entitled to vote at the meeting and who has delivered timely written notice in proper form to the Company’s secretary of the stockholder’s intention to bring such business before the meeting. Common stockholders are also entitled to receive dividends, as may be declared by the board of directors, if any. Through December 31, 2017, no cash dividends had been declared or paid.

As of December 31, 2016, each share of common stock entitled the holder to one vote, together with the holders of Preferred Stock, on all matters submitted to the stockholders for a vote. The holders of Preferred Stock, voting as a single class, were entitled to elect five directors of the Company. The holders of common stock, together with the holders of Preferred Stock and voting as a single class, were entitled to elect the remaining directors of the Company by vote of a majority of such shares. Common stockholders were entitled to receive dividends, as may be declared by the board of directors, if any, subject to the preferential dividend rights of the Preferred Stock. Through December 31, 2016, no cash dividends had been declared or paid.

As of December 31, 2017, the Company had reserved 2,187,252 shares of common stock for the exercise of outstanding stock options, the number of shares remaining available for grant under the Company’s 2017 Equity Incentive Plan and 2017 Employee Stock Purchase Plan (see Note 13) and the exercise of outstanding warrants to purchase shares of common stock (see Note 10). As of December 31, 2016, the Company had reserved 2,382,016 shares of common stock for the conversion of outstanding shares of Preferred Stock (see Note 11), the exercise of outstanding stock options, the number of shares remaining available for grant under the Company’s 2010 Special Stock Incentive Plan and 2011 Equity Incentive Plan (see Note 13) and the exercise of outstanding warrants to purchase shares of Preferred Stock (see Note 10), assuming all warrants to purchase shares of Preferred Stock became warrants to purchase shares of common stock at the applicable conversion ratio.

On November 3, 2017, the Company effected a one-for-3.4130 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of the Company’s Preferred Stock (see Note 1).